Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Value Fund

April 30, 2019

ZMV-QTLY-0619
1.9881564.102

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
COMMUNICATION SERVICES - 3.2%
Media - 3.2%
GCI Liberty, Inc. (a)	666	$39,707
Liberty Global PLC Class C (a)	788	20,606
Nexstar Broadcasting Group, Inc. Class A	293	34,296
		94,609
CONSUMER DISCRETIONARY - 11.6%
Distributors - 1.0%
LKQ Corp. (a)	915	27,542
Hotels, Restaurants & Leisure - 4.0%
Eldorado Resorts, Inc. (a)	880	43,446
The Stars Group, Inc. (a)	1,254	23,688
U.S. Foods Holding Corp. (a)	1,371	50,110
		117,244
Household Durables - 2.2%
D.R. Horton, Inc.	837	37,087
Mohawk Industries, Inc. (a)	199	27,114
		64,201
Internet & Direct Marketing Retail - 0.8%
Liberty Interactive Corp. QVC Group Series A (a)	1,388	23,665
Leisure Products - 0.7%
Mattel, Inc. (a)	1,621	19,760
Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	364	40,506
Specialty Retail - 0.8%
Lowe's Companies, Inc.	195	22,062
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	482	21,247

TOTAL CONSUMER DISCRETIONARY		336,227

CONSUMER STAPLES - 5.9%
Food Products - 3.2%
Conagra Brands, Inc.	1,540	47,401
Darling International, Inc. (a)	2,152	46,935
		94,336
Household Products - 1.3%
Spectrum Brands Holdings, Inc.	595	36,634
Personal Products - 0.4%
Coty, Inc. Class A	1,132	12,248
Tobacco - 1.0%
Altria Group, Inc.	521	28,306

TOTAL CONSUMER STAPLES		171,524

ENERGY - 7.3%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	826	19,841
Oil, Gas & Consumable Fuels - 6.6%
Cheniere Energy, Inc. (a)	601	38,674
Encana Corp. (Toronto)	2,554	17,691
Hess Corp.	484	31,034
Lundin Petroleum AB	962	31,329
Noble Energy, Inc.	1,527	41,321
Valero Energy Corp.	346	31,368
		191,417

TOTAL ENERGY		211,258

FINANCIALS - 15.9%
Banks - 2.8%
U.S. Bancorp	823	43,882
Wells Fargo & Co.	766	37,082
		80,964
Capital Markets - 6.8%
Ameriprise Financial, Inc.	308	45,205
Apollo Global Management LLC Class A	1,401	45,799
Ares Management Corp.	1,241	30,342
LPL Financial	305	22,597
The Blackstone Group LP	1,388	54,770
		198,713
Consumer Finance - 4.3%
Capital One Financial Corp.	375	34,811
OneMain Holdings, Inc.	1,033	35,091
SLM Corp.	2,577	26,182
Synchrony Financial	788	27,320
		123,404
Insurance - 2.0%
American International Group, Inc.	580	27,591
Chubb Ltd.	213	30,928
		58,519

TOTAL FINANCIALS		461,600

HEALTH CARE - 3.5%
Health Care Providers & Services - 1.5%
Cigna Corp.	118	18,743
CVS Health Corp.	310	16,858
Humana, Inc.	29	7,407
		43,008
Pharmaceuticals - 2.0%
Allergan PLC	124	18,228
Jazz Pharmaceuticals PLC (a)	311	40,358
		58,586

TOTAL HEALTH CARE		101,594

INDUSTRIALS - 12.2%
Aerospace & Defense - 2.6%
General Dynamics Corp.	108	19,302
Huntington Ingalls Industries, Inc.	167	37,171
United Technologies Corp.	133	18,967
		75,440
Airlines - 1.0%
American Airlines Group, Inc.	864	29,532
Commercial Services & Supplies - 1.3%
The Brink's Co.	467	37,327
Construction & Engineering - 2.3%
AECOM (a)	1,444	48,952
Williams Scotsman Corp. (a)	1,322	17,807
		66,759
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	416	13,874
Trading Companies & Distributors - 4.6%
AerCap Holdings NV (a)	722	35,840
Ashtead Group PLC	832	23,022
Fortress Transportation & Infrastructure Investors LLC	1,165	18,931
HD Supply Holdings, Inc. (a)	846	38,654
Univar, Inc. (a)	749	16,725
		133,172

TOTAL INDUSTRIALS		356,104

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (a)	934	23,145
Electronic Equipment & Components - 0.5%
Flextronics International Ltd. (a)	1,339	14,783
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A	248	18,094
Conduent, Inc. (a)	1,350	17,321
DXC Technology Co.	477	31,358
Leidos Holdings, Inc.	578	42,471
		109,244
Semiconductors & Semiconductor Equipment - 2.3%
Marvell Technology Group Ltd.	1,503	37,605
NXP Semiconductors NV	289	30,524
		68,129
Software - 1.4%
Micro Focus International PLC	1,554	39,268

TOTAL INFORMATION TECHNOLOGY		254,569

MATERIALS - 6.2%
Chemicals - 4.8%
CF Industries Holdings, Inc.	382	17,106
DowDuPont, Inc.	577	22,186
LyondellBasell Industries NV Class A	355	31,322
Nutrien Ltd.	544	29,504
Westlake Chemical Corp.	547	38,153
		138,271
Containers & Packaging - 1.4%
Crown Holdings, Inc. (a)	708	41,156

TOTAL MATERIALS		179,427

REAL ESTATE - 12.8%
Equity Real Estate Investment Trusts (REITs) - 11.5%
American Tower Corp.	334	65,230
CubeSmart	1,791	57,151
Douglas Emmett, Inc.	950	39,131
Equinix, Inc.	123	55,928
Equity Lifestyle Properties, Inc.	503	58,700
National Retail Properties, Inc.	1,122	59,040
		335,180
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	707	36,813

TOTAL REAL ESTATE		371,993

UTILITIES - 7.4%
Electric Utilities - 4.4%
FirstEnergy Corp.	1,710	71,871
PPL Corp.	1,810	56,490
		128,361
Multi-Utilities - 3.0%
Sempra Energy	683	87,390

TOTAL UTILITIES		215,751

TOTAL COMMON STOCKS
(Cost $2,598,910)		2,754,656

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.49% (b)
(Cost $21,043)	21,038	21,043
TOTAL INVESTMENT IN SECURITIES - 95.5%
(Cost $2,619,953)		2,775,699
NET OTHER ASSETS (LIABILITIES) - 4.5%		130,018
NET ASSETS - 100%		$2,905,717

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43
Total	$43

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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